Transamerica Investors, Inc.
Transamerica Premier Funds
Supplement dated February 23, 2009 to the Statement of Additional Information (the “SAI”)
dated May 1, 2008, as revised
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Transamerica Premier Focus Fund
Transamerica Premier Equity Fund
Transamerica Premier Growth Opportunities Fund
Transamerica Premier Diversified Equity Fund
(each a “Fund”)
The Board of Directors has approved the elimination of the redemption fee charged by each Fund, effective March 1, 2009. Accordingly, the following changes to the SAI will become effective on March 1, 2009.
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All references in the SAI to the redemption fee policy are hereby deleted.
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Investors Should Retain This Supplement For Future Reference